Long Term Debt (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of long term debt
	Linkage	Interest	December 31,
	basis	rate	2017	2018
		%
Loan from banks and other (1)	NIS	2.6-5	$34,447	$25,572
Other long term debt			136	115

			$34,583	$25,687
Current maturities	NIS		(6,769)	(6,299)

			$27,814	$19,388

(1)	On November 2016, the Company obtained a loan in the amount of $ 31,356 linked to the New Israel Shekel from an Israeli financial institution. The principal amount of the loan is payable in seven equal annual installments with the final payment due on November 2, 2023 and bears a fixed interest rate of 2.60% per annum, payable in two semi-annual payments.